Trade and other payables - Additional information (Details) $ in Millions	Jun. 30, 2021 COP ($)
Oleoducto de los Llanos Orientales S.A
Disclosure Of Trade And Other Payables (Line Items)
Dividends payable (1)	$ 73,587
Oleoducto Bicentenario de Colombia S.A.S
Disclosure Of Trade And Other Payables (Line Items)
Dividends payable (1)	212,724
Oleoducto Central S.A.
Disclosure Of Trade And Other Payables (Line Items)
Dividends payable (1)	34,502
Inversiones de Gases de Colombia S.A.
Disclosure Of Trade And Other Payables (Line Items)
Dividends payable (1)	31,816
Ecopetrol S.A.
Disclosure Of Trade And Other Payables (Line Items)
Dividends payable (1)	$ 3,716